Leases (Details) - Schedule of maturity analysis of lease liabilities ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	₪ 822	$ 256	₪ 1,174
Year 1 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	413	129	435
Year 2 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	402	125	413
Year 3 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments	7	2	320
Year 4 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Total undiscounted cash payments			₪ 6